Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Changes in Level 3 Instruments Carried At Fair Value (Detail) - Valued using models (without observable inputs) [member] - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
NHA MBS US Agency MBS And CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at end of period	$ 538
Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at end of period	1,984
Trading securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	262	$ 0
Change in fair value included in earnings	(46)	(1)
Change in fair value included in other comprehensive income	1	4
Purchases	698	313
Sales	(442)	(54)
Maturities/Settlement	0	0
Transfers into Level 3	159	0
Transfers out of Level 3	(87)	0
Assets at end of period	545	262
Change in unrealized gains (losses) recorded in income for instruments still held	(16)	(5)
Trading securities [member] | NHA MBS US Agency MBS And CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	255	0
Change in fair value included in earnings	(46)	(1)
Change in fair value included in other comprehensive income	1	4
Purchases	654	306
Sales	(399)	(54)
Maturities/Settlement	0	0
Transfers into Level 3	159	0
Transfers out of Level 3	(86)	0
Assets at end of period	538	255
Change in unrealized gains (losses) recorded in income for instruments still held	(16)	(5)
Trading securities [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	7	0
Change in fair value included in earnings	0	0
Change in fair value included in other comprehensive income	0	0
Purchases	44	7
Sales	(43)	0
Maturities/Settlement	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	(1)	0
Assets at end of period	7	7
Change in unrealized gains (losses) recorded in income for instruments still held	0	0
Financial assets at fair value through profit or loss [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1,825	1,774
Change in fair value included in earnings	21	12
Change in fair value included in other comprehensive income	(2)	27
Purchases	421	312
Sales	(280)	(161)
Maturities/Settlement	(1)	(2)
Transfers into Level 3	0	0
Transfers out of Level 3	0	(137)
Assets at end of period	1,984	1,825
Change in unrealized gains (losses) recorded in income for instruments still held	58	5
Financial assets at fair value through profit or loss [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	0	73
Change in fair value included in earnings	0	0
Change in fair value included in other comprehensive income	0	(4)
Purchases	0	5
Sales	0	0
Maturities/Settlement	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	(74)
Assets at end of period	0	0
Change in unrealized gains (losses) recorded in income for instruments still held	0	0
Financial assets at fair value through profit or loss [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1,825	1,701
Change in fair value included in earnings	21	12
Change in fair value included in other comprehensive income	(2)	31
Purchases	421	307
Sales	(280)	(161)
Maturities/Settlement	(1)	(2)
Transfers into Level 3	0	0
Transfers out of Level 3	0	(63)
Assets at end of period	1,984	1,825
Change in unrealized gains (losses) recorded in income for instruments still held	58	5
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	63	3
Change in fair value included in earnings	0	0
Change in fair value included in other comprehensive income	2	0
Purchases	17	62
Sales	0	0
Maturities/Settlement	0	(2)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Assets at end of period	82	63
Financial assets at fair value through other comprehensive income, category [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	0	2
Change in fair value included in earnings	0	0
Change in fair value included in other comprehensive income	0	0
Purchases	0	0
Sales	0	0
Maturities/Settlement	0	(2)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Assets at end of period	0	0
Financial assets at fair value through other comprehensive income, category [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	62	0
Change in fair value included in earnings	0	0
Change in fair value included in other comprehensive income	2	0
Purchases	17	62
Sales	0	0
Maturities/Settlement	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Assets at end of period	81	62
Financial assets at fair value through other comprehensive income, category [member] | US States, municipalities and agencies [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1	1
Change in fair value included in earnings	0	0
Change in fair value included in other comprehensive income	0	0
Purchases	0	0
Sales	0	0
Maturities/Settlement	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Assets at end of period	1	1
Business and government loans [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1,450	2,372
Change in fair value included in earnings	7	(2)
Change in fair value included in other comprehensive income	8	24
Purchases	1,410	604
Sales	0	0
Maturities/Settlement	(1,139)	(1,548)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Assets at end of period	1,736	1,450
Change in unrealized gains (losses) recorded in income for instruments still held	0	0
Derivatives Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	2	0
Change in fair value included in earnings	0	0
Change in fair value included in other comprehensive income	0	0
Purchases	0	0
Sales	0	0
Maturities/Settlement	0	0
Transfers into Level 3	1	2
Transfers out of Level 3	(2)	0
Liabilities at end of period	1	2
Change in unrealized gains (losses) recorded in income for instruments still held	0	0
Derivatives Liabilities [member] | Equity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	1	0
Change in fair value included in earnings	0	0
Change in fair value included in other comprehensive income	0	0
Purchases	0	0
Sales	0	0
Maturities/Settlement	0	0
Transfers into Level 3	0	1
Transfers out of Level 3	(1)	0
Liabilities at end of period	0	1
Change in unrealized gains (losses) recorded in income for instruments still held	0	0
Derivatives Liabilities [member] | Credit default swaps [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	1	0
Change in fair value included in earnings	0	0
Change in fair value included in other comprehensive income	0	0
Purchases	0	0
Sales	0	0
Maturities/Settlement	0	0
Transfers into Level 3	1	1
Transfers out of Level 3	(1)	0
Liabilities at end of period	1	1
Change in unrealized gains (losses) recorded in income for instruments still held	0	$ 0
Fair Value Liabilities [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Change in fair value included in earnings	0
Change in fair value included in other comprehensive income	0
Purchases	(7)
Sales	7
Maturities/Settlement	0
Transfers into Level 3	0
Transfers out of Level 3	0
Liabilities at end of period	0
Change in unrealized gains (losses) recorded in income for instruments still held	0
Fair Value Liabilities [Member] | Securities sold but not yet purchased [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Change in fair value included in earnings	0
Change in fair value included in other comprehensive income	0
Purchases	(7)
Sales	7
Maturities/Settlement	0
Transfers into Level 3	0
Transfers out of Level 3	0
Liabilities at end of period	0
Change in unrealized gains (losses) recorded in income for instruments still held	$ 0